Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	CMLP
Entity Registrant Name	Crestwood Midstream Partners LP
Entity Central Index Key	0001304464
Entity Filer Category	Accelerated Filer
Crestwood Equity Partners LP
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Entity Registrant Name	Crestwood Equity Partners LP
Entity Central Index Key	0001136352
Entity Filer Category	Accelerated Filer